Equipment and Intangibles (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		50 Months Ended	59 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Jun. 30, 2012
Equipment and Intangibles (Textual)
Depreciation and amortization expense		$ 1,817	$ 786	$ 1,312	$ 982	$ 3,848	$ 5,665
Fund raising ability through intangible assets	$ 1,525,000